SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Share Based Payments [Abstract]
Summary of Number of The Share Options

In thousands	Currency	Average exercise price per share option	Number of options	Average exercise price per share option	Number of options
		2021	2021	2020	2020
Outstanding at the beginning of the year	EUR	3.41	26,890		—
Granted during the year	EUR		—	3.41	26,890
Adjustment on the number of options*			(11,877)		—
Exercised during the year	USD	7.195	(204)		—
Expired during the year			—		—
Forfeited during the year	USD	7.195	(926)		—
Outstanding at the end of the year			13,883		26,890
Exercisable at the end of the year		—	7,284		—

* Following the reverse merger, the options of the employees of the Group to acquire shares of Arrival Luxembourg
S.à r.l.have been transferred to Arrival. As mentioned in note 13, due to the difference of the nominal value of the shares and to facilitate the reverse merge transaction, the options, similarly as with the shares exchanged, have been adjusted by applying a ratio of 55.8%.

Summary of Weighted Average Exercise Prices And Contractual Life of the Share Options
Share option outstanding at the end of the year have the following expiry dates and exercise prices:

Grant date	Expiry date	Exercise price		Number of share options December 31, 2021 (thousand)	Number of share options December 31, 2020 (thousand)
		2021	2020
October 2020	October 2030	USD7.20	EUR3.41	13,883	26,890

Summary of inclusions of Model Inputs For Options Granted
The model inputs for options granted in 2020 included:

Input	IPO	Delayed exit	Justification
Valuation date	October 2, 2020	October 2, 2020	This is the date that the option scheme was communicated to the employees and the date that management has made an estimation of the valuation of the scheme. Given the short time elapsed between the valuation date and the date that the actual agreements were signed management does not consider there to be any material change in value across the valuation date and the date the agreements have been signed (grant date).
Risk free rate	0%	0%
Risk free rates are taken from yields on UK government bonds for corresponding periods to the exit dates for each valuation event. Rates are linearly interpolated from yields for bonds with the closest available maturities. Where negative, rates have been capped at 0%.

Dividend yield	—	—	No dividend is anticipated to be paid prior to an exit event. SOPs are not entitled to dividends but RSPs are.
Expected volatility	146%	102%	Based on the average observed volatility in the equity value of listed comparable companies over a historic period commensurate with the expected exit date
Expected exit event	January 31, 2021	January 1, 2022	Estimation as to when the exit event will occur
Scenario weighting	75%	25%	This is the expected likelihood of the different exit routes as at the grant dates. We have assumed a one-year delay if the exit does not occur in early 2021.

Summary of Fair Value Inputs
The following inputs have been included in determining the fair values:

Input	Pre-Modification			Post-Modification
	Time-vesting SOP	Production milestone	Contribution milestone	Time-vesting SOP	Production milestone	Contribution milestone
Valuation date	August 27, 2021	August 27, 2021	August 27, 2021	August 27, 2021	August 27, 2021	August 27, 2021
Share price (USD)	11.13	11.13	11.13	11.13	11.13	11.13
FX rate EUR/USD	0.85	0.85	0.85	n.a	n.a	n.a
Share price (EUR)	9.47	9.47	9.47	n.a	n.a	n.a
US risk free rate	—%	—%	—%	0.05%	0.12%	0.16%
Germany risk free rate	(0.68)%	(0.69)%	(0.70)%	—%	—%	—%
Dividend yield	—%	—%	—%	—%	—%	—%
Expected volatility	70%	120%	119%	70%	120%	119%
Expected exit event*	November 14, 2021	December 31, 2022	March 31, 2023	November 14, 2021	December 31, 2022	March 31, 2023
*Expected exit event is the estimated date that Arrival's employees could trade their options and/or the date that their options vest.